Other long-term liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other long-term liabilities
Other long-term liabilities consist of the following:

(millions of U.S. dollars)	2025	2024
Advances in aid of construction (a)	$133.0	$102.9
Asset retirement obligations (b)	45.3	42.7
Environmental remediation obligation (c)	54.4	41.7
Deferred credits and contingent consideration (d)	37.5	34.9
Customer deposits (e)	32.6	34.8
Unamortized investment tax credits (f)	17.1	17.2
Contingent liability (notes 20(a)(i), 20(a)(iii))	137.7	15.7
Lease liabilities	10.5	10.7
Hook-up fees (g)	11.8	1.5
Delayed equity contributions (note 7(b))	21.5	—
Other	7.5	8.0
	$508.9	$310.1
Less: current portion	(151.1)	(36.3)
	$357.8	$273.8
(a)Advances in aid of construction
The Company's regulated utilities have various agreements with real estate development companies (the "developers") conducting business within the Company's utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2025, $3.6 million (2024 - $0.7 million) was transferred from advances in aid of construction to contributions in aid of construction.
(b)Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) cut (disconnect from the distribution system), purge (cleanup of natural gas and polychlorinated biphenyls ("PCB") contaminants) and cap natural gas mains within the natural gas distribution and transmission system when mains are retired in place, or sections of natural gas main are removed from the pipeline system; (ii) clean and remove storage tanks containing waste oil and other waste contaminants; (iii) remove certain river water intake structures and equipment; (iv) dispose of coal combustion residuals and PCB contaminants; and (v) remove asbestos upon major renovation or demolition of structures and facilities.
Changes in the asset retirement obligations are as follows:

(millions of U.S. dollars)	2025	2024
Opening balance	$42.7	$41.8
Obligation assumed	—	2.1
Retirement activities	(0.1)	(1.1)
Accretion	1.5	1.4
Change in cash flow estimates	1.2	(1.5)
Closing balance	$45.3	$42.7
11.Other long-term liabilities (continued)
(b)Asset retirement obligations (continued)
As the cost of retirement of utility assets in the United States is expected to be recovered through rates, a corresponding regulatory asset is recorded for liability accretion and asset depreciation expense (note 6(k)).
(c)Environmental remediation obligation
A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of manufactured natural gas plants ("MGP") and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of the environmental cleanup activities will be $57.0 million (2024 - $49.0 million), which at discount rates ranging from 3.4% to 4.1% represents the recorded accrual of $54.4 million as of December 31, 2025 (2024 - $41.7 million). Approximately $26.2 million is expected to be incurred over the next three years, with the balance of cash flows to be incurred over the following 34 years.
Changes in the environmental remediation obligation are as follows:

(millions of U.S. dollars)	2025	2024
Opening balance	$41.7	$40.8
Remediation activities	(2.2)	(1.2)
Accretion	1.7	1.7
Changes in cash flow estimates	8.5	3.0
Revision in assumptions	4.7	(2.6)
Closing balance	$54.4	$41.7
The Regulators for the New England Gas System and EnergyNorth Gas System provide for the recovery of actual expenditures for site investigation and remediation over a period of seven years and, accordingly, as of December 31, 2025, the Company has reflected a regulatory asset of $72.6 million (2024 - $62.3 million) for the MGP and related sites (note 6(g)).
(d)Deferred credits and contingent consideration
Deferred credits and contingent consideration include unresolved contingent consideration related to prior acquisitions, which is expected to be paid.
(e)Customer deposits
Customer deposits result from the Company's obligation by Regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities' regulatory agreement.
(f)Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of the Empire District Electric System. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.
(g)Hook-up fees
Hook-up fees result from the collection from customers of funds for installation and connection to the utility's infrastructure. The fees are refundable as allowed under the facilities' regulatory agreement.